Consolidated Statements of Financial Position € in Thousands, $ in Thousands		Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Current assets:
Cash and cash equivalents | €			€ 44,509	€ 36,882
Marketable securities | €	[1]		2,242	2,132
Short term deposits | €	[2]		6,446
Restricted cash | €	[3]		22,162	1,315	[4]
Receivable from concession project | €			1,463	1,292
Financial assets | €			1,418	1,282
Trade and other receivables | €			4,882	12,623
Total Current assests | €			83,122	55,526
Non-current assets
Investment in equity accounted investee | €			33,561	27,746
Advances on account of investments | €			883	798
Receivable from concession project | €			27,122	25,710
Fixed assets | €			114,389	87,220
Right-of-use asset | €			15,401
Intangible asset | €			5,042	4,882
Restricted cash and deposits | €			10,956	5,400	[4]
Deferred tax | €			2,285	2,423
Long term receivables | €			12,249	1,455
Derivatives | €			5,162
Total Non-current assets | €			227,050	155,634
Total assets | €			310,172	211,160
Current liabilities
Current maturities of long term loans | €			4,138	5,864
Debentures | €			26,773	8,758
Trade payables | €			1,765	2,126
Other payables | €			5,010	3,103
Total current liabilities | €			37,686	19,851
Non-current liabilities
Lease liability | €			15,402
Long-term loans | €			89,182	60,228
Debentures | €			44,811	42,585
Deferred tax | €			6,467	6,219
Other long-term liabilities | €			1,795	1,959	[4]
Derivatives | €			7,263	3,361	[4]
Total Non-current liabilities | €			164,920	114,352
Total liabilities | €			202,606	134,203
Equity
Share capital | €			21,998	19,980
Share premium | €			64,160	58,344
Treasury shares | €			(1,736)	(1,736)
Transaction reserve with non-controlling Interests | €			6,106
Reserves | €			3,283	1,169
Retained earnings | €			12,818	758
Total equity attributed to shareholders of the Company | €			106,629	78,515
Non-Controlling Interest | €			937	(1,558)
Total equity | €			107,566	76,957
Total liabilities and equity | €			€ 310,172	€ 211,160
USD [Member]
Current assets:
Cash and cash equivalents | $		$ 49,946
Marketable securities | $		2,516
Short term deposits | $		7,233
Restricted cash | $		24,869
Receivable from concession project | $		1,642
Financial assets | $		1,591
Trade and other receivables | $		5,478
Total Current assests | $		93,275
Non-current assets
Investment in equity accounted investee | $		37,661
Advances on account of investments | $		991
Receivable from concession project | $		30,435
Fixed assets | $		128,363
Right-of-use asset | $		17,282
Intangible asset | $		5,658
Restricted cash and deposits | $		12,294
Deferred tax | $		2,564
Long term receivables | $		13,746
Derivatives | $		5,793
Total Non-current assets | $		254,787
Total assets | $		348,062
Current liabilities
Current maturities of long term loans | $		4,644
Debentures | $		30,044
Trade payables | $		1,979
Other payables | $		5,622
Total current liabilities | $		42,289
Non-current liabilities
Lease liability | $		17,284
Long-term loans | $		100,077
Debentures | $		50,285
Deferred tax | $		7,257
Other long-term liabilities | $		2,014
Derivatives | $		8,150
Total Non-current liabilities | $		185,067
Total liabilities | $		227,356
Equity
Share capital | $		24,685
Share premium | $		71,998
Treasury shares | $		(1,948)
Transaction reserve with non-controlling Interests | $		6,852
Reserves | $		3,684
Retained earnings | $		14,384
Total equity attributed to shareholders of the Company | $		119,655
Non-Controlling Interest | $		1,051
Total equity | $		120,706
Total liabilities and equity | $		$ 348,062

[1]	During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.
[2]	Bank deposits with annual interest rate as of December 31, 2019 of 0.58%.
[3]	On December 16, 2019, the Company announced its intention to repay the entire outstanding principal of the Company's Series
[4]	Reclassified, see Note 2E